Related Party Balance and Transactions - Schedule of Outstanding Balances Due to Related Parties (Details) - Shangzhao (“Cizar”) Hong – funds transfer [Member] - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025
Schedule of Outstanding Balances Due to Related Parties [Line Items]
Amounts due to related parties	$ 18,016
Transactions with related parties	$ 18,016